LONG-TERM PAYABLES (Details 1)	Jun. 30, 2017 CNY (¥)
2018	¥ 105,638,784
2019	77,196,187
2020	52,846,761
Total minimum lease payments	235,681,732
Less: Amount representing interest	(8,545,222)
Present value of net minimum lease payments	227,136,510
Current portion	101,443,202
Non-current portion	¥ 125,693,308